Cover	Jan. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2026
Entity File Number	001-43075
Entity Registrant Name	Mountain Lake Acquisition Corp. II
Entity Central Index Key	0002094265
Entity Tax Identification Number	98-1891915
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	930 Tahoe Blvd STE 802 PMB 45
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	775
Local Phone Number	204-1489
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	MLAAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MLAA
Security Exchange Name	NASDAQ
Warrants entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share
Title of 12(b) Security	Warrants entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share
Trading Symbol	MLAAW
Security Exchange Name	NASDAQ